Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements [2]	Bonuses	Comm. Social Resp.	Total Payments
Total	[1]	$ 1,365	$ 11,159,129	$ 42,782	$ 3,829,976	$ 1,292,937	$ 89,608	$ 16,415,796
Santos Basin Offshore Rio De Janeiro
Total	[1],[3]		9,147,865	9,922	3,760,786	1,266,164	46,646	14,231,384
Campos Basin Offshore Rio De Janeiro
Total	[1],[3]		886,025	22,928	15,122		37,556	961,631
Campos Basin Offshore Espírito Santo
Total	[1],[3]		689,719	2,239				691,957
Santos Basin Offshore São Paulo
Total	[1],[3]		291,657	1,897	$ 54,068			347,622
Pelotas Basin Offshore Rio Grande Do Sul
Total	[1],[3]			255		25,284		25,539
Espírito Santo Basin Offshore Espírito Santo
Total	[1],[3]			231			4,588	4,819
Potiguar Basin Offshore Rio Grande Do Norte
Total	[1],[3]		956	888			200	2,043
Sergipe Basin Offshore Sergipe
Total	[1],[3]			1,753			93	1,846
Camamu Basin Offshore Bahia
Total	[1],[3]		979	113			294	1,386
Pará-Maranhão Basin Offshore Pará
Total	[1],[3]			472				472
Ceará Basin Offshore Ceará
Total	[1],[3]			307				307
Foz Do Amazonas Basin Offshore Amazonas
Total	[1],[3]			240				240
Barreirinhas Basin Offshore Maranhão
Total	[1],[3]			236				236
Santos Basin Offshore Santa Catarina
Total	[1],[3]						$ 232	232
Sergipe - Alagoas Basin Offshore Sergipe
Total	[1],[3]			124				124
Foz Do Amazonas Basin Offshore Amapá
Total	[1],[3]			114				114
Solimões Basin Onshore Amazonas
Total	[1],[3]		102,095	303				102,397
Recôncavo Basin Onshore Bahia
Total	[1],[3]		25,540	534				26,075
Paraná Basin Onshore Paraná
Total	[1],[3]			101				101
Espírito Santo Basin Onshore Espírito Santo
Total	[1],[3]			67				67
Potiguar Basin Onshore Rio Grande Do Norte
Total	[1],[3]			23				23
Sergipe - Alagoas Basin Onshore Sergipe
Total	[1],[3]			16				16
Norte Capixaba Basin Onshore Espírito Santo
Total	[1],[3]			9				9
Sergipe - Alagoas Basin Onshore Alagoas
Total	[1],[3]			$ 7				7
Entity Level Payment Petróleo Brasileiro S.A.
Total	[1],[3],[4]		$ 14,294					14,294
Bloque San Antonio Onshore Tarija
Total	[1],[3]					460		460
XX Tarija Oeste Onshore Tarija
Total	[1],[3]					332		332
Colpa Caranda Onshore Santa Cruz
Total	[1],[3]					304		304
Bloque San Alberto Onshore Tarija
Total	[1],[3]					234		234
San Telmo Norte Onshore Santa Cruz
Total	[1],[3]					$ 159		159
Entity Level Payment Petrobras Bolivia S.A.
Total	[1],[3],[5]	$ 1,365						$ 1,365

[1]	All Petrobras' projects refer the commercial development of oil and natural gas, in the E&P segment, using the well extraction method.
[2]	In-kind production entitlements are presented at fair market value, which is calculated based on the volume the Brazilian Federal Government is entitled to, valued at the average Brent oil price for the year, pursuant to the production sharing regime adopted in Brazil for the exploration and production of oil, natural gas, and other fluid hydrocarbons in the Pre-Salt Polygon and/or strategic areas, and as established by Law 12,351/2010, particularly in articles 2(III), 15(III), 18, and 29(VII).
[3]	The payments of Petrobras in Brazil are made in Reais (BRL), while in Bolivia in Bolivianos (BOL). All payments in this Report are reported in US Dollars, which have been translated based on the exchange rate as of December 31, 2025 (Brazilian Real/US Dollar 5.50 and Boliviano/US Dollar 6.96).
[4]	It is not attributable to projects individually. These royalties refer to the agreement with ANP relating to the amount due by the shale industrialization unit SIX (divested in 2022). This agreement will be paid in installments until 2027.
[5]	It is not attributable to projects individually. These taxes are levied on sales revenues on the corporate level.